Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net

6. Property and equipment, net

Property and equipment, net consisted of the following:

	As of December 31,
	2025	2024
	In thousands of USD
Buildings	$7,451	$15,977
Furniture and equipment	844	685
Motor vehicles	36	152
Office improvements	1,882	1840
Subtotal	10,213	18,654
Less: accumulated depreciation	(3,170)	(4,961)
Property and equipment, net	$7,043	$13,693

Depreciation expenses recognized in general and administrative expenses for the years ended December 31, 2025, 2024 and 2023 amounted to approximately $0.56 million, $0.69 million and $0.68 million, respectively.

The Company has no pledged property and equipment as of December 31, 2025 and 2024.

The Company did not recognize any impairment loss on property and equipment for the years ended December 31, 2025, 2024 and 2023.